Financial instruments	12 Months Ended
Dec. 31, 2025
Financial instruments
Financial Instruments

21. Financial instruments

Non-derivative financial instruments

The Company’s non-derivative financial instruments consist of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities, and long-term debt.  The carrying value of these financial instruments, excluding long-term debt, approximates their fair values due to their short terms to maturity.  The Company has determined that long-term debt approximates its fair value as the interest rate approximates market rates.

Convertible debentures

The conversion feature of the convertible debentures in an embedded derivative.  Therefore, they are measured at fair value through profit and loss.

Credit Risk

Credit risk arises from the potential that the Company may incur a loss if a counterparty to a financial instrument fails to meet its obligation in accordance with agreed terms. The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The carrying value of cash and cash equivalents, and accounts receivable reflects management’s assessment of maximum exposure to credit risk.  As at December 31, 2025, cash and cash equivalents included balances in bank accounts placed with financial institutions with investment grade credit ratings.  The Company manages accounts receivable credit risk by usually requiring advance payments before commencing certain contract milestones and when possible, accounts receivable insurance.

Please see Note 4 for an analysis of overdue accounts receivable.

Foreign Exchange Risk

The Company is exposed to foreign exchange risk in relation to its holding of significant US$ balances in cash and cash equivalents, accounts receivable, deposits, accounts payables, accrued liabilities, convertible debentures, and lease obligations, and pricing its SFD® survey contracts in US$.  The Company does not currently enter into hedging contracts, but to mitigate exposure to fluctuations in foreign exchange the Company uses strategies to reduce the volatility of United States Dollar assets including converting excess United States dollars to Canadian dollars.  As of December 31, 2025, the Company held net United States dollar assets totaling approximately US$5,033,705.  Accordingly, a hypothetical 10% change in the value of one United States dollar expressed in Canadian dollars as at December 31, 2025, would have had an approximately $690,775 effect on the unrealized foreign exchange gain or loss for the period.